              As filed with the Securities and Exchange Commission
                                on June 30, 2003
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      ___
Pre-Effective Amendment No. ___                                              ___
Post-Effective Amendment No. 62                                               X
                                                                             ---

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              ___
Amendment No. 63                                                              X
                                                                             ---

                            ------------------------


                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                            ------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                       Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to Rule 485(b), or

 X   60 days after filing pursuant to Rule 485(a)(1), or
---

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on __________ pursuant to Rule 485(a)(2)


If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A          Prospectus Captions
------          -------------------

 1              Front and Back Cover Pages
 2              Objectives
                Principal Strategies
                Summary of Important Risks
 3              Summary of Expenses
                Example of Expenses
 4              Objectives
                Principal Strategies
                Summary of Important Risks
                See Individual Fund Summaries
                Additional Strategies and General Investment Risks
 5              Not applicable
 6              Organization and Management of the Funds
 7              Your Account
                How to Buy Shares
                How to Sell Shares
                Income and Gain Distributions
                Taxes
 8              Not Applicable
 9              See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Capital Stock
                Cover Page
12              Cover Page
                Investment Policies
                Additional Permitted Investment Activities and Associated Risks
13              Management
14              Capital Stock
15              Management
                Additional Purchase and Redemption Information
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 62 (the "Amendment") to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), is being filed to register the Administrator Class for the Cash Investment Money Market Fund and the Government Money Market Fund. Except as otherwise included in this filing, Part B for the Funds is incorporated by reference to Post-Effective Amendment No. 40, filed August 1, 2002 (accession # 0000898430-02-002730), which was most recently supplemented on June 9, 2003 pursuant to Rule 497(e). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other funds.

                                                        [LOGO] WELLS FARGO FUNDS

Wells Fargo Money Market Fund

                 Prospectus

                 Wells Fargo Cash Investment Money Market Fund

                 Wells Fargo Government Money Market Fund

                 Administrator Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------
Overview                          Objectives and Principal Strategies          4
Important summary information     Summary of Important Risks                   6
about the Funds.                  Performance History                          7
                                  Summary of Expenses                         10
                                  Key Information                             12

--------------------------------------------------------------------------------
The Funds                         Cash Investment Money Market Fund           13
Important information about       Government Money Market Fund                14
the individual Funds.             Additional Strategies and
                                     General Investment Risks                 15
                                  Organization and Management
                                     of the Funds                             18

--------------------------------------------------------------------------------
Your Investment                   Your Account                                20
How to open an account and           How to Buy Shares                        21
how to buy, sell and exchange        How to Sell Shares                       22
Fund shares.                         How to Exchange Shares                   23

--------------------------------------------------------------------------------
Reference                         Other Information                           24
Additional information and term   Glossary                                    25
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                       OBJECTIVE
--------------------------------------------------------------------------------
Cash Investment Money   Seeks current income, while preserving capital and
Market Fund             liquidity.

Government Money        Seeks current income, while preserving capital and
Market Fund             liquidity.

4 Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

                                                 Money Market Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Descriptions beginning on page 13;

..    the "Additional Strategies and General Investment Risks" section beginning on page 15; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

6 Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     Cash Investment Money Market Fund Administrator Class Calendar Year
     Returns*

                                    [CHART]

                                   Bar Chart

     '93   3.18%
     '94   3.84%
     '95   5.75%
     '96   5.21%
     '97   5.36%
     '98   5.32%
     '99   4.92%
     '00   6.17%
     '01   4.03%
     '02   1.49%

     Best Qtr.: Q4 '00 . 1.58% Worst Qtr.: Q1 '03 . 0.24%

     * Performance shown reflects the performance of the Service Class shares.

          To obtain a current 7-day yield for the Fund, call toll-free, 1-800-222-8222.

     Average annual total returns
     for the period ended 12/31/02                   1 year   5 years   10 years
                                                     ------   -------   --------
     Administrator Class (Incept. 08/01/03)/1/        1.49%    4.37%     4.52%

     iMoneyNet First Tier Institutional
     Money Fund Average                               1.54%    4.85%     5.62%

     /1/ Performance shown for the Administrator Class shares reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

                                                 Money Market Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

     Government Money Market Fund Administrator Class Calendar Year Returns*

                                    [CHART]

                                   Bar Chart

     '93   2.98%
     '94   3.80%
     '95   5.51%
     '96   5.01%
     '97   5.16%
     '98   5.07%
     '99   4.72%
     '00   5.99%
     '01   3.80%
     '02   1.45%

     Best Qtr.: Q4 '00 . 1.54% Worst Qtr.: Q1 '03 . 0.22%

     * Performance shown reflects the performance of the Service Class shares.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

     Average annual total returns
     for the period ended 12/31/02                   1 year   5 years   10 years
                                                     ------   -------   --------
     Administrator Class (Incept. 08/01/03)/1/        1.45%    4.19%      4.34%
     iMoneyNet Government Institutional

     Money Fund Average                               1.42%    4.59%      5.38%

     /1/ Performance shown for the Administrator Class shares reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

8 Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                            None

Maximum deferred sales charge (load) (as
a percentage of the Net Asset Value ("NAV") at purchase)                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Cash Investment       Government
                                           Money Market Fund   Money Market Fund
                                           -----------------   -----------------
Management Fees                                  0.10%               0.10%
Distribution (12b-1) Fees                        0.00%               0.00%
Other Expenses/2/                                0.28%               0.28%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.38%               0.38%
--------------------------------------------------------------------------------
Fee Waivers                                      0.03%               0.03%
--------------------------------------------------------------------------------
NET EXPENSES/1/                                  0.35%               0.35%
--------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company and are based on estimated amounts for the current fiscal year.

10 Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                            Cash Investment       Government
                                           Money Market Fund   Money Market Fund
                                           -----------------   -----------------
1 YEAR                                            $ 36                $ 36

3 YEARS                                           $119                $119
--------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 11

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this prospectus.

12 Money Market Funds Prospectus

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 15. These considerations are all important to your investment choice.

                                                Money Market Funds Prospectus 13

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 15. These considerations are all important to your investment choice.

14 Money Market Funds Prospectus

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Fund itself.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

                                                Money Market Funds Prospectus 15

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above, and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

16 Money Market Funds Prospectus

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

-------------------------------------------------------------------------------------------------------------
                                                                                 CASH INVESTMENT   GOVERNMENT
-------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                        PRINCIPAL RISK(S)
-------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes (e.g.   Leverage Risk                .              .
to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either   Interest Rate and            .              .
on a schedule or when an index or benchmark changes.       Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S.            Foreign Investment,          .
companies, foreign banks, foreign governments, and other   Liquidity and
foreign entities.                                          Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the     Liquidity Risk               .              .
ordinary course of business within seven days at the
value determined by the Fund. Limited to 10% of net
assets.

Repurchase Agreements
A transaction in which the seller of a security agrees     Counter-Party Risk           .              .
to buy back a security at an agreed upon time and price,
usually with interest.
-------------------------------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 17

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Funds' activities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                              CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A.
525 Market St.                             6th & Marquette
San Francisco, CA                          Minneapolis, MN

Manages the Funds' investment activities   Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                    525 Market St.
                                  San Francisco, CA

                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                       SHAREHOLDER
                                        TRANSFER                        SERVICING
   ADMINISTRATOR                         AGENT                           AGENTS
-------------------------------------------------------------------------------------
Wells Fargo Funds                Boston Financial Data              Various Agents
Management, LLC                  Services, Inc.
525 Market St.                   Two Heritage Dr.
San Francisco, CA                Quincy, MA

Manages the                      Maintains records                  Provides services
Funds' business                  of shares and                      to customers
activities                       supervises the payment             of the Funds
                                 of dividends
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                               FINANCIAL SERVICES FIRMS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

18 Money Market Funds Prospectus

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003, Wells Capital Management managed over $114 billion in assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.10% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

                                                Money Market Funds Prospectus 19

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market and Government Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment and Government Money Market Funds before 5:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment and Government Money Market Funds at 5:00 p.m. (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $1,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

20 Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Administrator Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at their institution and should understand the following:

     . Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Administrator Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                Money Market Funds Prospectus 21

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     Administrator Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay the redemption in part or in whole in securities of equal value.

22 Money Market Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     . Administrator Class shares may be exchanged for other Administrator Class shares, or for Class A shares in certain qualified accounts.

     . If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund, which includes a sales load.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

                                                Money Market Funds Prospectus 23

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds in this Prospectus declare distributions of net investment income daily, pay such distributions monthly, and make distributions of realized capital gains, if any, at least annually.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income.

     Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

     As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

24 Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     Business Day
     Generally, Monday through Friday with the exception of any federal bank holiday.

     Current Income
     Earnings in the form of dividends or interest as opposed to capital growth.

     Debt Obligations
     Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

     Distributions
     Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

     Dollar-Denominated
     Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

     Duration
     A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security
     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

     Institution
     Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

     Liquidity
     The ability to readily sell a security at a fair price.

                                                Money Market Funds Prospectus 25

Glossary
--------------------------------------------------------------------------------

     Money Market Instruments
     High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Municipal Obligations
     Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Stability of Principal
     The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Total Return
     The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Zero Coupon Securities
     Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

26 Money Market Funds Prospectus

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

     Call: 1-800-222-8222 or visit our
     Web site at www.wellsfargofunds.com

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P066 (8/03)
ICA Reg. No.   -----------------------------------------------------          [GRAPHIC]
811-09253      NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE   Printed on Recycled Paper
#522763        -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST

                        Cash Investment Money Market Fund
                          Government Money Market Fund

                        Amendment dated [August 1, 2003]
        to the Statement of Additional Information dated August 1, 2002, as Supplemented August 23, 2002, September 6, 2002, September 10, 2002,
                       February 28, 2003 and June 9, 2003


The Statement of Additional Information is amended as follows:

     1. References to the Administrator Class shares of the Funds are added to the cover page;

     2. References to the 0.15% annual administrative fee for the Administrator Class shares of the Funds are added to the "Administrator" section on page 36; and

     3. References to the 0.10% shareholder servicing fee for the Administrator Class shares of the Funds are added to the "Shareholder Servicing Agent" section on page 40.

                             WELLSFARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

     Exhibit
     Number                                Description
     ------                                -----------

     (a)             -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

     (b)             -  Not Applicable.

     (c)             -  Not Applicable.

     (d)(1)(i)       -  Investment Advisory Agreement with Wells Fargo Funds
                        Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

           (ii)      -  Amended and Restated Fee and Expense Agreement between
                        Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

        (2)(i)       -  Investment Sub-Advisory Agreement with Barclays Global
                        Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

           (ii)      -  Investment Sub-Advisory Agreement with Galliard Capital
                        Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

           (iii)     -  Investment Sub-Advisory Agreement with Peregrine Capital
                        Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

           (iv)      -  Investment Sub-Advisory Agreement with Schroder
                        Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

           (v)       -  Investment Sub-Advisory Agreement with Smith Asset
                        Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

           (vi)      -  Investment Sub-Advisory Agreement with Wells Capital
                        Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

           (vii)     -  Investment Sub-Advisory Agreement with Dresdner RCM
                        Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

           (viii)    -  Not Applicable.

           (ix)      -  Investment Sub-Advisory Agreement with Cadence Capital
                        Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

     (e)             -  Amended and Restated Distribution Agreement along with
                        Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

     (f)             -  Not Applicable.

     (g)(1)          -  Not Applicable.

        (2)          -  Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

           (i)       -  Delegation Agreement (17f-5) with Wells Fargo Bank
                        Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

        (3)          -  Securities Lending Agreement by and among Wells Fargo
                        Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

        (4)          -  Not Applicable.

     (h)(1)          -  Administration Agreement with Wells Fargo Funds
                        Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

        (2)          -  Fund Accounting Agreement with Forum Accounting
                        Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002.

           (i)       -  Accounting Services Agreement with PFPC Inc.,
                        incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

        (3)          -  Transfer Agency and Service Agreement with Boston
                        Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

        (4)          -  Shareholder Servicing Plan, incorporated by reference to
                        Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

        (5)          -  Shareholder Servicing Agreement, incorporated by
                        reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (i)             -  Legal Opinion, filed herewith.

     (j)(A)          -  Not Applicable.

     (j)(1)          -  Power of Attorney, Robert C. Brown, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (2)          -  Not Applicable.

        (3)          -  Not Applicable.

        (4)          -  Power of Attorney, Thomas S. Goho, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (5)          -  Power of Attorney, Peter G. Gordon, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (6)          -  Not Applicable.

        (7)          -  Power of Attorney, Richard M. Leach, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (8)          -  Power of Attorney, J. Tucker Morse, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (9)          -  Power of Attorney, Timothy J. Penny, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (10)         -  Power of Attorney, Donald C. Willeke, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (11)         -  Not Applicable.

        (12)         -  Power of Attorney, Karla M. Rabusch, incorporated by
                        reference to Post-Effective Amendment No. 34, filed February 25, 2002.

        (13)         -  Power of Attorney, Denise R. Lewis, incorporated by
                        reference to Post-Effective Amendment No. 57, filed June 6, 2003.

     (k)             -  Not Applicable.

     (l)             -  Not Applicable.

     (m)             -  Rule 12b-1 Plan, incorporated by reference to
                        Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003 (see Exhibit (e) above for related Distribution Agreement).

     (n)             -  Rule 18f-3 Plan, incorporated by reference to
                        Post-Effective Amendment No. 58, filed June 9, 2003.

     (o)             -  Not Applicable.

     (p)(1)          -  Joint Code of Ethics for Funds Trust, Master Trust and
                        Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (2)          -  Wells Fargo Funds Management, LLC Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (3)          -  Barclays Global Investors, N.A. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (4)          -  Dresdner RCM Global Investors, LLC Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (5)          -  Galliard Capital Management, Inc. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (6)          -  Peregrine Capital Management, Inc. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (7)          -  Schroder Investment Management North America Inc. Code
                        of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (8)          -  Smith Asset Management Group, L.P. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (9)          -  Wells Capital Management Incorporated Code of Ethics,
                        incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

        (10)         -  Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

        (11)         -  Not Applicable.

        (12)         -  Sutter Advisors LLC Code of Ethics, incorporated by
                        reference to Post-Effective Amendment No. 54, filed December 27, 2002.


Item 24.  Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the master portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (k) Systematic Financial Management, L.P. ("Systematic") is expected to serve as the sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.  Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

          (o) Systematic Financial Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

Item 29.  Management Services.

          Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of June, 2003.

                                            WELLS FARGO FUNDS TRUST

                                            By: /s/ Christopher R. Bellonzi
                                                --------------------------------
                                                    Christopher R. Bellonzi
                                                    Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                                  Date
---------                        -----                                  ----

           *                     Trustee
------------------------
Robert C. Brown

           *                     Trustee
------------------------
Thomas S. Goho

           *                     Trustee
------------------------
Peter G. Gordon

           *                     Trustee
------------------------
Richard M. Leach

           *                     Trustee
------------------------
J. Tucker Morse

           *                     Trustee
------------------------
Timothy J. Penny

           *                     Trustee
------------------------
Donald C. Willeke

           *                     President
------------------------
Karla M. Rabusch                 (Principal Executive Officer)

           *                     Treasurer
------------------------
Denise R. Lewis                  (Principal Financial Officer)


                                                                      06/30/2003

*By: /s/ Christopher R. Bellonzi
     ----------------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       June 30, 2003

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                        Description

EX-99.B(i)                    Legal Opinion